Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 89.5%
Senior Loans (a)
Communication Services 10.1%
Altice Financing SA, First Lien Term Loan, 3-month USD-LIBOR + 2.75%, 2.989%, 1/31/2026	787,461	766,987
Altice France SA:
Term Loan B12, 3-month USD-LIBOR + 3.688%, 3.927%, 1/31/2026	489,770	483,344
Term Loan B13, 3-month USD-LIBOR + 4.0%, 4.506%, 8/14/2026	491,117	487,475
Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.441%, 12/15/2027	681,567	677,096
CCI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 12/17/2027	426,775	422,908
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.709% - 3.799%, 8/21/2026	1,089,913	1,071,220
Crown Subsea Communications Holding, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 5.5%, 4/27/2027	705,205	708,146
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.25%, 2.441%, 7/17/2025	455,436	442,661
Term Loan, 1-month USD-LIBOR + 2.25%, 2.441%, 1/15/2026	293,199	284,983
Cumulus Media New Holdings, Inc., Term Loan B, 6-month USD-LIBOR + 3.75%, 4.75%, 3/31/2026	75,679	75,277
Cyxtera DC Holdings, Inc., Term Loan B, 6-month USD-LIBOR + 3.0%, 4.0%, 5/1/2024	249,685	247,100
Diamond Sports Group LLC, Term Loan, Prime Rate + 2.25%, 5.5%, 8/24/2026	231,100	87,741
Directv Financing LLC, Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 8/2/2027	410,550	410,076
Entercom Media Corp., Term Loan, 1-month USD-LIBOR + 2.5%, 2.709%, 11/18/2024	331,047	326,651
iHeartCommunications, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 5/1/2026	440,000	437,983
Intelsat Jackson Holdings SA, Term Loan B3, Prime Rate + 4.75%, 8.0%, 11/27/2023	5,162	5,097
MetroNet Systems Holdings LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 6/2/2028	437,803	434,246
NEP/NCP Holdco, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 3.459%, 10/20/2025	771,150	748,979
Northwest Fiber LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3.874%, 4/30/2027	377,150	368,606
Numericable Group SA, Term Loan B11, 3-month USD-LIBOR + 2.75%, 3.049%, 7/31/2025	2,058,161	2,017,770
Sorenson Communications LLC, Term Loan, 3-month USD-LIBOR + 5.5%, 6.25%, 3/17/2026	200,308	200,391
Telesat Canada, Term Loan B5, 1-month USD-LIBOR + 2.75%, 2.96%, 12/7/2026	230,105	165,876
Uber Technologies, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.709%, 2/25/2027	293,268	290,927
Univision Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 3/15/2026	1,215,899	1,208,889
ViaSat, Inc., Term Loan, 2/23/2029 (b)	450,000	442,687
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 2.691%, 1/31/2028	412,877	406,787
Xplornet Communications, Inc.:
Term Loan, 1-month USD-LIBOR + 4.0%, 4.5%, 10/2/2028	698,250	692,828
Second Lien Term Loan, 1-month USD-LIBOR + 7.0%, 7.5%, 10/1/2029	50,000	50,500

Zacapa, LLC, Term Loan, 2/10/2029 (b)	450,000	448,454
Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.209%, 3/9/2027	787,159	771,031
		15,182,716
Consumer Discretionary 13.5%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 1.959%, 11/19/2026	456,179	448,367
ABG Intermediate Holdings 2 LLC:
Delayed Draw Term Loan B2, 12/8/2028 (b)	380,597	377,743
Term Loan B1, 12/21/2028 (b)	59,701	59,254
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.459%, 4/10/2028	196,512	195,874
Aimbridge Acquisition Co., Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.959%, 2/2/2026	348,600	340,538
American Trailer World Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 3/3/2028	432,825	426,469
Bright Bidco B.V., Term Loan B, 6/30/2024 (b)	198,960	150,961
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 2.959%, 12/23/2024	1,544,400	1,530,886
Carnival Corporation, Term Loan B, 6-month USD-LIBOR + 3.25%, 4.0%, 10/18/2028	700,000	693,290
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.459%, 4/30/2026	701,531	695,540
CNT Holdings I Corp, Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 11/8/2027	427,327	425,844
Crocs, Inc., Term Loan B, 2/17/2029 (b)	650,000	643,559
Crown Finance U.S., Inc.:
Term Loan, 6-month USD-LIBOR + 2.5%, 3.5%, 2/28/2025	725,093	563,411
Term Loan, 6-month USD-LIBOR + 2.75%, 3.75%, 9/30/2026	293,994	222,297
CWGS Group LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3.25% - 3.50%, 6/3/2028	285,344	281,747
ECL Entertainment LLC, Term Loan, 1-month USD-LIBOR + 7.5%, 8.25%, 3/31/2028	373,125	382,920
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.75%, 11/24/2028	300,000	297,939
Great Outdoors Group LLC, Term Loan B1, 3-month USD-LIBOR + 3.75%, 4.5%, 3/6/2028	1,287,024	1,282,520
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/19/2027	375,944	370,454
J&J Ventures Gaming LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.75%, 4/26/2028	438,900	437,941
Jo-Ann Stores, Inc., Term Loan B1, 3-month USD-LIBOR + 4.75%, 5.5%, 7/7/2028	437,800	414,597
K&N Engineering, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.75%, 5.75%, 10/20/2023	257,963	233,886
Les Schwab Tire Centers, Term Loan B, 3-month USD-LIBOR + 3.25%, 4.0%, 11/2/2027	500,000	496,875
Life Time Fitness, Inc., Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/16/2024	37,092	37,423
Mavis Tire Express Services Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 5/4/2028	437,800	436,708
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 6.75%, 7.5%, 12/22/2025	975,645	914,486
Mister Car Wash Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 5/14/2026	319,898	316,431
PAI Holdco, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 10/28/2027	218,350	217,212
Penn National Gaming, Inc., Term Loan A, 1-month USD-LIBOR + 1.25%, 2.0%, 10/19/2023	195,556	194,272
Petco Health and Wellness Co., Inc., Term Loan B, 3-month USD-LIBOR + 3.25%, 4.0%, 3/3/2028	431,737	429,499
PetSmart, Inc., Term Loan B, 6-month USD-LIBOR + 3.75%, 4.5%, 2/11/2028	432,825	431,247
Playa Resorts Holding B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.75%, 4/29/2024	392,903	385,732
Rent-A-Center, Inc., First Lien Term Loan B, 3-month USD-LIBOR + 3.25%, 3.813%, 2/17/2028	372,187	366,605

Scientific Games International, Inc., Term Loan B5, 1-month USD-LIBOR + 2.75%, 2.959%, 8/14/2024	1,318,342	1,311,263
SeaWorld Parks & Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.5%, 8/25/2028	430,324	424,900
Sweetwater Borrower LLC, Term Loan B, 1-month USD-LIBOR + 4.75%, 5.5%, 8/7/2028	419,327	416,182
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 10/1/2025	471,495	469,491
The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 2.25%, 2.474%, 7/21/2026	302,517	299,870
Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 1/31/2028	431,737	424,942
U.S. Anesthesia Partners, Inc., Term Loan, 6-month USD-LIBOR + 4.25%, 4.75%, 10/1/2028	448,875	444,584
UFC Holdings LLC, Term Loan B, 6-month USD-LIBOR + 2.75%, 3.5%, 4/29/2026	318,234	314,611
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.209%, 2/5/2026	638,691	625,118
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 6-month USD-LIBOR + 3.25%, 4.0%, 10/30/2027	138,366	134,907
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 2.96%, 5/18/2025	737,328	720,893
		20,289,288
Consumer Staples 5.8%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 11/24/2027	425,700	422,401
Birkenstock GmbH & Co. KG, Term Loan B, 6-month USD-LIBOR + 3.25%, 3.75%, 4/28/2028	437,800	434,298
Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.5%, 10/25/2027	427,917	427,204
City Brewing Company LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 4/5/2028	498,750	472,566
Del Monte Foods, Inc., Term Loan, 2/15/2029 (b)	450,000	447,282
Fertitta Entertainment, LLC, Term Loan B, 30-day average SOFR + 4.0%, 4.5%, 1/27/2029	486,830	485,309
IRB Holding Corp.:
Term Loan B, 6-month USD-LIBOR + 2.75%, 3.75%, 2/5/2025	736,607	731,083
Term Loan B, 90-day average SOFR + 3.0%, 3.75%, 12/15/2027	851,400	844,482
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 12/22/2026	851,400	789,673
Naked Juice LLC:
Delayed Draw Term Loan, SOFR + 3.25%, 3.75%, 1/24/2029	6,000	5,958
Term Loan, SOFR + 3.25%, 3.75%, 1/24/2029	106,000	105,249
Ozark Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 12/16/2027	416,025	415,037
Shearer's Foods, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 4.25%, 9/23/2027	498,405	483,141
Sovos Brands Intermediate, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 6/8/2028	364,745	363,833
TKC Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.5%, 6.5%, 5/15/2028	741,851	736,751
Triton Water Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/31/2028	497,500	486,408
U.S. Foods, Inc., Term Loan B, 3-month USD-LIBOR + 2.0%, 2.508%, 9/13/2026	982,412	963,196
WW International, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 4/13/2028	94,925	85,148
		8,699,019
Energy 3.0%
BCP Renaissance Parent LLC, Term Loan B3, 90-day average SOFR + 3.5%, 4.5%, 10/31/2026	450,000	448,313
CQP Holdco LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 6/5/2028	437,800	436,079
Freeport LNG Investments, LLLP, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.0%, 12/21/2028	500,000	496,000
GIP II Blue Holding LP, Term Loan B, 3-month USD-LIBOR + 4.5%, 5.5%, 9/29/2028	224,438	223,876
Gulf Finance LLC, Term Loan B, 1-month USD-LIBOR + 6.75%, 7.75%, 8/25/2026	270,157	250,957
Lucid Energy Group II Borrower LLC, Term Loan, 3-month USD-LIBOR + 4.25%, 5.0%, 11/24/2028	500,000	497,915

Medallion Midland Acquisition, LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 10/18/2028	226,432	224,546
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 3.457%, 10/1/2025	377,325	374,320
Oryx Midstream Services Permian Basin LLC, Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 10/5/2028	610,000	605,861
Parkway Generation LLC:
Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 2/18/2029	306,596	304,808
Term Loan C, 3-month USD-LIBOR + 4.75%, 5.258%, 11/5/2028	43,404	43,187
Southwestern Energy Co., Term Loan, 90-day average SOFR + 2.5%, 3.0%, 6/22/2027	117,000	116,708
TransMontaigne Operating Co. LP, Term Loan B, 1-month USD-LIBOR + 3.5%, 6-month USD-LIBOR + 3.5%, 4.0%, 11/17/2028	475,000	470,844
		4,493,414
Financials 6.0%
Acrisure LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 3.724%, 2/15/2027	725,367	715,321
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 4.709%, 7/31/2026	885,198	882,879
Amerilife Holdings LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.106%, 3/18/2027	582,317	578,191
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.709%, 2/12/2027	392,982	387,946
Asurion LLC:
Term Loan B6, 1-month USD-LIBOR + 3.125%, 3.334%, 11/3/2023	600,952	597,821
Term Loan B9, 1-month USD-LIBOR + 3.25%, 3.459%, 7/31/2027	198,997	195,765
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 1/27/2027	259,380	255,874
Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3.5%, 3/1/2024	775,977	772,845
CoreLogic, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 6/2/2028	877,800	867,925
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.75%, 4/9/2027	395,200	394,036
Edelman Financial Center LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.25%, 4/7/2028	364,730	362,383
Hub International Ltd., Term Loan B, 2-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 2.75%, 2.942% - 3.017%, 4/25/2025	1,306,885	1,293,346
ION Trading Finance Ltd., Term Loan, 3-month USD-LIBOR + 4.75%, 4.974%, 4/3/2028	248,750	248,090
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.459%, 12/31/2025	943,356	932,743
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 3.5%, 1/13/2029	500,000	496,797
		8,981,962
Health Care 8.9%
AHP Health Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 8/24/2028	438,900	437,392
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.75%, 5/4/2025	844,127	829,777
Aveanna Healthcare LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 7/17/2028	356,089	351,860
Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 6/2/2025	507,485	503,364
CBI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 1/6/2028	432,825	421,329
CHG Healthcare Services Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 9/29/2028	224,437	223,149
Embecta Corp, Term Loan B, 1/27/2029 (b)	350,000	347,550
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 3/27/2028	664,715	644,471
Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 3.959%, 10/10/2025	585,292	429,066
eResearchTechnology, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 5.5%, 2/4/2027	426,751	426,943

Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 10/1/2027	1,277,883	1,273,628
Heartland Dental LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.162%, 4/30/2025	437,800	435,294
Imprivata, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 12/1/2027	426,775	425,397
Jazz Financing Lux S.a.r.l., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 5/5/2028	378,100	377,249
Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 5.25%, 6.0%, 9/24/2024	544,967	503,890
Medical Solutions LLC, First Lien Term Loan, 6-month USD-LIBOR + 3.5%, 4.0%, 11/1/2028	189,000	187,653
Medline Borrower LP, Term Loan B, 10/23/2028 (b)	650,000	644,413
National Mentor Holdings, Inc.:
Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.5%, 3/2/2028	800,962	786,501
Term Loan C, 3-month USD-LIBOR + 3.75%, 4.5%, 3/2/2028	25,155	24,700
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/27/2028	450,000	447,048
Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.113%, 6/30/2025	404,105	402,548
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 4.387% - 4.412%, 7/9/2025	200,000	196,917
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.959%, 11/16/2025	1,445,205	1,431,844
Sotera Health Holdings LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 3.25%, 12/11/2026	435,000	430,198
Surgery Center Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 8/31/2026	961,154	954,118
Team Health Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 3.75%, 2/6/2024	346,364	331,990
		13,468,289
Industrials 18.1%
AI Aqua Merger Sub, Inc.:
Delayed Draw Term Loan, 7/31/2028 (b)	92,593	92,033
First Lien Delayed Draw Term Loan, 7/31/2028 (b)	14,848	14,791
Term Loan B, 7/31/2028 (b)	407,407	404,947
First Lien Term Loan B, 1-month USD-LIBOR + 4.0%, 4.5%, 7/31/2028	205,155	204,357
Ali Group North America Corp., Term Loan B, 10/13/2028 (b)	267,000	263,529
Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.469%, 2/5/2024	489,899	486,122
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.709%, 1/29/2027	650,100	646,580
American Airlines, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 1.959%, 1/29/2027	748,222	715,584
Term Loan, 6-month USD-LIBOR + 2.0%, 2.84%, 12/15/2023	346,354	341,519
APi Group DE, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.959%, 1/3/2029	250,000	248,929
APX Group, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, Prime Rate + 2.5%, 4.0% - 5.75%, 7/10/2028	219,450	218,318
Arches Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.75%, 12/6/2027	425,700	419,608
ASP Blade Holdings, Inc, Term Loan, 1-month USD-LIBOR + 4.0%, 4.5%, 10/13/2028	90,000	89,850
AVSC Holding Corp., Term Loan B1, 3-month USD-LIBOR + 3.25%, 4.25%, 3/3/2025 (PIK)	522,672	484,705
Bingo Industries Ltd., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 7/8/2028	438,900	436,157
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	1,106,423	1,059,832
Brown Group Holding LLC, Term Loan B, 3-month USD-LIBOR + 2.5%, 3.0%, 6/7/2028	615,042	609,387
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 10/30/2026	752,732	746,710
Cobham Ultra SeniorCo S.a.r.l, Term Loan B, 11/16/2028 (b)	250,000	248,812
Conair Holdings LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 5/17/2028	438,900	435,150

Covanta Holding Corp.:
Term Loan B, 1-month USD-LIBOR + 2.5%, 3.0%, 11/30/2028	232,157	230,561
Term Loan C, 1-month USD-LIBOR + 2.5%, 3.0%, 11/30/2028	17,843	17,721
CP Atlas Buyer, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 11/23/2027	427,796	420,654
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 2.959%, 8/21/2025	572,429	568,316
Dynasty Acquisition Co., Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.5%, 3.724%, 4/6/2026	928,809	903,207
Term Loan B2, 3-month USD-LIBOR + 3.5%, 3.724%, 4/6/2026	497,515	483,801
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3.187%, 3/29/2025	586,121	580,322
Garda World Security Corp., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.43%, 10/30/2026	635,535	630,305
Gates Global LLC, Term Loan B3, 1-month USD-LIBOR + 2.5%, 3.25%, 3/31/2027	431,583	426,684
Hillman Group, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 2.75%, 3.25%, 7/14/2028	5,107	5,059
Term Loan B1, 1-month USD-LIBOR + 2.75%, 3.25%, 7/14/2028	306,504	303,630
Inmar Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 5/1/2024	443,551	441,112
Instant Brands Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 4/12/2028	211,750	199,045
Intrado Corp., Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 10/10/2024	380,334	341,707
Kenan Advantage Group, Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.75%, 4.5%, 3/24/2026	1,287,000	1,282,495
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 8.25%, 9/1/2027	225,000	222,187
Kestrel Bidco, Inc., Term Loan B, 6-month USD-LIBOR + 3.0%, 4.0%, 12/11/2026	248,731	242,638
Madison IAQ LLC, Term Loan, 6-month USD-LIBOR + 3.25%, 3.75%, 6/21/2028	288,176	284,146
MI Windows and Doors LLC, Term Loan, 30-day average SOFR + 3.5%, 4.0%, 12/18/2027	265,740	265,284
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 6.25%, 6/21/2027	426,830	446,972
Mitchell International, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 10/15/2028	650,000	642,096
Peraton Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 2/1/2028	1,295,213	1,289,818
Prime Security Services Borrower LLC, Term Loan, 6-month USD-LIBOR + 2.75%, 3.5%, 9/23/2026	415,073	411,154
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.709%, 2/12/2027	439,631	431,937
Quikrete Holdings, Inc., Term Loan B1, 6/11/2028 (b)	600,000	595,359
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.209%, 2/22/2024	545,455	538,490
Solis IV BV, Term Loan B1, 2/25/2029 (b)	450,000	444,096
Spirit Aerosystems, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 1/15/2025	273,003	272,541
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 5.317%, 4/16/2026	1,029,066	979,867
Tempo Acquisition LLC, Term Loan B, 30-day average SOFR + 3.0%, 3.5%, 8/31/2028	840,742	833,735
Titan Acquisition Ltd., Term Loan B, 6-month USD-LIBOR + 3.0%, 3.354%, 3/28/2025	882,398	867,141
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.25%, 2.459%, 5/30/2025	789,301	777,157
Term Loan F, 1-month USD-LIBOR + 2.25%, 2.459%, 12/9/2025	910,794	897,091
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 3-month USD LIBOR + 1.5%, 2.5% - 7.25%, 2/28/2025 (PIK)	285,776	294,269
Term Loan, 3-month USD-LIBOR + 5.0%, 5.224%, 5/29/2026	296,629	245,646
Veritas US Inc., Term Loan B, 3-month USD-LIBOR + 5.0%, 6.0%, 9/1/2025	296,257	293,018
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.209%, 8/27/2025	747,739	746,572
Vertiv Group Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.857%, 3/2/2027	158,400	153,727
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 4/30/2025	98,781	95,292
		27,271,772

Information Technology 12.7%
Banff Merger Subsidiary, Inc.:
Term Loan, 3-month USD-LIBOR + 3.75%, 3.974%, 10/2/2025	1,420,013	1,405,749
Second Lien Term Loan, 3-month USD-LIBOR + 5.5%, 6.0%, 2/27/2026	250,000	249,563
Barracuda Networks, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 2/12/2025	482,650	481,745
Caldic B.V., Term Loan B, 2/3/2029 (b)	450,000	446,812
CommerceHub, Inc., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 12/29/2027	425,700	420,379
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.459%, 4/6/2026	639,808	626,113
Cornerstone OnDemand, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.25%, 10/16/2028	470,000	466,477
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 11/9/2027	212,904	211,307
Endure Digital Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 4.25%, 2/10/2028	427,850	413,410
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 4.5%, 6/13/2024	1,186,290	1,171,461
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 8.25%, 6/13/2025	371,428	369,740
GoTo Group, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 4.887%, 8/31/2027	495,000	487,677
Hyland Software, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 4.25%, 7/1/2024	99,231	98,946
Idera, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.5%, 3/2/2028	215,869	214,358
I-Logic Technologies Bidco Ltd., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.5%, 2/16/2028	294,531	293,550
Ivanti Software, Inc.:
Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 12/1/2027	431,738	425,082
Term Loan B, 3-month USD-LIBOR + 4.25%, 5.0%, 12/1/2027	427,850	422,769
MA FinanceCo. LLC, Term Loan B, 3-month USD-LIBOR + 4.25%, 5.25%, 6/5/2025	267,486	266,033
Magenta Buyer LLC, First Lien Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 7/27/2028	438,900	435,553
Maxar Technologies Ltd., Term Loan B, 3-month USD-LIBOR + 2.75%, 2.96%, 10/4/2024	281,463	278,347
McAfee LLC:
Term Loan B, 2/26/2029 (b)	675,000	666,843
Term Loan B, Prime Rate + 2.75%, 6.0%, 9/30/2024	452,372	451,929
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.75%, 9/13/2024	1,075,899	1,070,181
Mirion Technologies, Inc., Term Loan, 2-month USD-LIBOR + 2.75%, 3.25%, 10/20/2028	449,100	444,573
MKS Instruments, Inc., Term Loan, 10/21/2028 (b)	550,000	545,190
NortonLifeLock, Inc., Term Loan B, 1/28/2029 (b)	450,000	445,124
Presidio Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.71% - 3.80%, 1/22/2027	235,415	234,165
Project Alpha Intermediate Holding, Inc., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.3%, 4/26/2024	1,246,905	1,243,139
Proofpoint, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.25%, 3.758%, 8/31/2028	220,000	217,897
Riverbed Technology, Inc., Term Loan, 3-month USD-LIBOR + 6.0%, 7.0%, 12/8/2026	198,500	182,961
Seattle Spinco, Inc.:
Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.959%, 6/21/2024	547,868	532,801
Term Loan B5, 30-day average SOFR + 4.0%, 4.5%, 2/26/2027	450,000	444,375
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 3.69%, 3/5/2027	539,078	534,922
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 5/4/2026	856,031	851,485
Ultra Clean Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.959%, 8/27/2025	384,629	384,791
Vericast Corp., Term Loan, 3-month USD-LIBOR + 7.75%, 8.75%, 6/16/2026	156,557	140,549
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 4.498%, 8/20/2025	722,395	710,262
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 2/28/2027	253,875	251,971

Weld North Education LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 12/21/2027	212,850	211,475
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.709%, 6/8/2028	336,485	334,805
		19,084,509
Materials 8.9%
Albaugh, LLC, Term Loan B, 2/18/2029 (b)	400,000	399,500
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 2/3/2028	863,475	847,104
AMG Advanced Metallurgical Group N.V., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 2/1/2025	300,000	294,750
Aruba Investments, Inc., Term Loan, 6-month USD-LIBOR + 3.75%, 4.5%, 11/24/2027	416,855	415,553
Berlin Packaging LLC, First Lien Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 3/11/2028	448,875	446,631
BWAY Holding Co., Term Loan, 1-month USD-LIBOR + 3.25%, 3.356%, 4/3/2024	1,801,209	1,774,190
Charter NEX U.S., Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 12/1/2027	425,700	424,408
CPC Acquisition Corp., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 12/29/2027	426,775	413,972
Diamond (BC) B.V., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.5%, 9/29/2028	400,000	395,104
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/2/2028	699,956	698,497
GEON Performance Solutions, LLC, Term Loan, 3-month USD-LIBOR + 4.75%, 5.5%, 8/18/2028	228,428	228,000
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.709%, 6/30/2027	376,960	373,460
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 8/28/2026	334,035	331,112
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.959%, 2/5/2027	216,150	215,610
Jadex, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 5.5%, 2/18/2028	431,738	424,722
LSF11 A5 Holdco LLC, Term Loan, 30-day average SOFR + 3.75%, 4.25%, 10/15/2028	225,000	222,843
Perstorp Holding AB, Term Loan B, 6-month USD-LIBOR + 4.75%, 4.908%, 2/27/2026	123,728	123,728
Proampac PG Borrower LLC, Term Loan, Prime Rate + 2.75%, 3-month USD-LIBOR + 3.75%, 4.5% - 6.00%, 11/3/2025	493,692	490,976
Reynolds Group Holdings, Inc.:
Term Loan B2, 1-month USD-LIBOR + 3.25%, 3.459%, 2/5/2026	858,000	845,868
Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 9/20/2028	448,875	444,261
Ring Container Technologies Group, LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 6-month USD-LIBOR + 3.75%, 4.25% - 4.269%, 8/12/2028	222,000	220,891
Starfruit Finco BV, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.209%, 10/1/2025	1,468,394	1,452,609
TricorBraun Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 3/3/2028	902,353	889,806
Trident TPI Holdings, Inc.:
Delayed Draw Term Loan, 3-month USD-LIBOR + 2.0%, 2-month USD-LIBOR + 4.0%, 4.5%, 9/15/2028	34,555	34,440
Term Loan, 3-month USD-LIBOR + 4.0%, 4.5%, 9/15/2028	383,926	382,657
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD-LIBOR + 2.25%, 2.459% - 2.474%, 3/13/2028	231,646	228,968
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 5/1/2025	448,756	443,288
		13,462,948
Utilities 2.5%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 5/14/2027	352,061	353,015
Astoria Energy LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 12/10/2027	845,571	838,790
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 10/1/2027	625,972	609,697
ExGen Renewables IV LLC, Term Loan, 3-month USD-LIBOR + 2.5%, 3.5%, 12/15/2027	420,323	419,500
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 11/9/2026	908,357	867,481

Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 5.209%, 4/20/2026	199,359	197,739
Term Loan C, 1-month USD-LIBOR + 5.0%, 5.209%, 4/20/2026	26,054	25,842
Pacific Gas & Electric Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.5%, 6/23/2025	424,569	417,563
		3,729,627
Total Loan Participations and Assignments (Cost $135,823,799)		134,663,544

Corporate Bonds 2.4%
Communication Services 0.8%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	499,550
iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	101,019
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	315,000	325,466
Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	220,000	210,209
		1,136,244
Consumer Discretionary 0.7%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	622,140
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	46,550
144A, 6.75%, 5/15/2025	54,000	56,037
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	288,225
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	59,175
		1,072,127
Energy 0.0%
Cheniere Energy, Inc., 4.625%, 10/15/2028	25,000	25,542
Financials 0.0%
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	20,729
Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	29,400
Industrials 0.6%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	200,000	204,708
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	9,800
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	308,000	297,220
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	68,000	73,902
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	247,500
		833,130
Information Technology 0.0%
Unisys Corp., 144A, 6.875%, 11/1/2027	39,000	41,047
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	306,750
Real Estate 0.1%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	61,103
Total Corporate Bonds (Cost $3,476,849)		3,526,072

	Shares	Value ($)

Common Stocks 0.2%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc.*	22,247	83,204
iHeartMedia, Inc. “A”*	1,111	23,831
		107,035
Energy 0.1%
Aquadrill LLC*	4,748	181,611
Information Technology 0.0%
Answers Corp.* (c)	2,219	0
Total Common Stocks (Cost $533,003)		288,646

Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	162,825
Windstream Services LLC*	551	9,642
		172,467
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (c)	6,166	0
Total Warrants (Cost $870,450)		172,467

Mutual Funds 0.4%
Nuveen Credit Strategies Income Fund (Cost $613,195)	95,370	585,572

Exchange-Traded Funds 4.7%
Invesco Senior Loan ETF	188,457	4,102,709
SPDR Blackstone Senior Loan ETF	50,000	2,254,500
Xtrackers USD High Yield Corporate Bond ETF (d)	17,415	667,342
Total Exchange-Traded Funds (Cost $7,151,227)		7,024,551

Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 0.06% (e) (Cost $11,034,201)	11,034,201	11,034,201

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $159,502,724)	104.6	157,295,053
Other Assets and Liabilities, Net	(4.6)	(6,898,043)
Net Assets	100.0	150,397,010
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 are as follows:
Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Exchange-Traded Funds 0.5%
Xtrackers USD High Yield Corporate Bond ETF (d)
—	3,003,025	2,269,684	(39,876)	(26,123)	22,971	—	17,415	667,342
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 0.06% (e)
4,978,442	48,326,901	42,271,142	—	—	1,413	—	11,034,201	11,034,201
4,978,442	51,329,926	44,540,826	(39,876)	(26,123)	24,384	—	11,051,616	11,701,543
*	Non-income producing security.
(a)	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2022. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of the security represents unsettled loan commitments at February 28, 2022 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
At February 28, 2022, the Fund had an unfunded loan commitments of $302,927, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
ABG Intermediate Holdings 2 LLC, Delayed Draw Term Loan B3, 12/8/2028	59,254	59,254	—
Aveanna Healthcare LLC, 2021 Delayed Draw Term Loan, 7/17/2028	82,614	82,033	(581)
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,545	66,912	(633)
Medical Solutions LLC, 2021 Delayed Draw Term Loan, 11/1/2028	35,845	35,743	(102)
National Mentor Holdings, Inc., Delayed Draw Term Loan, 3/2/2028	37,167	36,496	(671)
TricorBraun Holdings, Inc., Delayed Draw Term Loan, 9/15/2028	20,502	20,434	(68)
Total	302,927	300,872	(2,055)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$134,663,544	$—	$134,663,544
Corporate Bonds (a)	—	3,526,072	—	3,526,072
Common Stocks
Communication Services	107,035	—	—	107,035
Energy	—	181,611	—	181,611
Information Technology	—	—	0	0
Warrants (a)	—	172,467	0	172,467
Mutual Funds	585,572	—	—	585,572
Exchange-Traded Funds	7,024,551	—	—	7,024,551
Short-Term Investments	11,034,201	—	—	11,034,201
Total	$18,751,359	$138,543,694	$—	$157,295,053
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$—	$(2,055)	$—	$(2,055)
Total	$—	$(2,055)	$—	$(2,055)
During the period ended February 28, 2022, the amount of transfers between Level 3 and Level 2 was $826,656. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes depreciation on unfunded loan commitments.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH3
R-080548-1 (1/23)